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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04847

Eclipse Funds

 (Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

(Address of principal executive office)       (Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054

 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1.  Schedule of Investments.

The schedule of investments for the period ended January 31, 2009 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments ††† January 31, 2009 unaudited
		Principal Amount	Value
	Long-Term Bonds 39.5%†
	Convertible Bond 0.0%‡
	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (a)(b)(c)(d)	$177,810	$18

	Total Convertible Bond (Cost $13,325)		18
	Corporate Bonds 15.5%
	Aerospace & Defense 1.2%
	Lockheed Martin Corp. 7.65%, due 5/1/16	3,000,000	3,407,985
	United Technologies Corp. 7.125%, due 11/15/10	3,130,000	3,319,368
			6,727,353
	Banks 1.1%
	Bank of America Corp.
	5.75%, due 12/1/17	1,000,000	912,256
	7.80%, due 2/15/10	1,500,000	1,512,883
	7.80%, due 9/15/16	1,500,000	1,412,082
	Keycorp 6.50%, due 5/14/13	400,000	384,767
	Mellon Funding Corp. 6.375%, due 2/15/10	1,960,000	2,001,076
			6,223,064
	Beverages 0.8%
	Anheuser-Busch Cos., Inc. 7.50%, due 3/15/12	1,500,000	1,550,509
	PepsiCo., Inc. 5.15%, due 5/15/12	3,000,000	3,225,414
			4,775,923
	Chemicals 0.2%
	Monsanto Co. 7.375%, due 8/15/12	1,000,000	1,102,880

	Computers 0.3%
	Hewlett-Packard Co. 6.50%, due 7/1/12	1,617,000	1,769,701

	Diversified Financial Services 2.7%
	Bear Stearns Cos., Inc. (The) 5.30%, due 10/30/15	2,000,000	1,905,204
	CIT Group, Inc. 4.75%, due 12/15/10	655,000	564,450
	Citigroup, Inc.
	5.85%, due 8/2/16	1,500,000	1,348,319
	6.50%, due 1/18/11	500,000	495,005
	General Electric Capital Corp. 6.875%, due 1/10/39	1,650,000	1,461,950
	Goldman Sachs Group, Inc. (The)
	6.65%, due 5/15/09	1,180,000	1,184,106
	7.35%, due 10/1/09	1,000,000	1,001,434
	HSBC Finance Corp. 6.375%, due 11/27/12	2,750,000	2,719,304
	International Lease Finance Corp. 6.375%, due 3/15/09	2,000,000	1,978,970
	JPMorgan Chase & Co.
	2.625%, due 12/1/10	2,000,000	2,039,350
	5.25%, due 5/1/15	1,000,000	940,052
			15,638,144
	Electric 1.5%
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,250,000	1,286,767
	Consolidated Edison Co. of New York 7.50%, due 9/1/10	3,000,000	3,193,920
	Indiana Michigan Power Co. 7.00%, due 3/15/19	750,000	752,940
	Interstate Power & Light Co. 6.625%, due 8/1/09	1,311,000	1,326,273
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	495,000	509,304
	Pacificorp 6.00%, due 1/15/39	1,750,000	1,767,488
			8,836,692
	Food 0.8%
	Campbell Soup Co. 6.75%, due 2/15/11	1,500,000	1,614,645
	General Mills, Inc. 5.65%, due 2/15/19	500,000	509,983
	Kellogg Co. Series B 6.60%, due 4/1/11	2,000,000	2,150,466
			4,275,094
	Health Care - Products 0.4%
	Johnson & Johnson 6.625%, due 9/1/09	2,371,000	2,435,112

	Household Products & Wares 0.5%
	Kimberly-Clark Corp. 5.00%, due 8/15/13	3,000,000	3,069,453

	Insurance 0.3%
	Allstate Corp. (The) 7.20%, due 12/1/09	1,900,000	1,952,602

	Machinery - Construction & Mining 0.5%
	Caterpillar, Inc.
	5.70%, due 8/15/16	1,000,000	989,830
	6.55%, due 5/1/11	2,000,000	2,090,272
			3,080,102
	Machinery - Diversified 0.4%
	Deere & Co. 7.85%, due 5/15/10	2,308,000	2,406,448

	Media 1.1%
	Comcast Corp. 5.70%, due 5/15/18	1,500,000	1,458,419
	Time Warner Cable, Inc. 6.75%, due 7/1/18	1,500,000	1,464,880
	Walt Disney Co. (The) 6.375%, due 3/1/12	3,000,000	3,231,288
			6,154,587
	Oil & Gas 0.8%
	ConocoPhillips
	6.50%, due 2/1/39	750,000	747,058
	8.75%, due 5/25/10	1,940,000	2,068,317
	Hess Corp. 8.125%, due 2/15/19	1,500,000	1,532,511
			4,347,886
	Pharmaceuticals 1.4%
	Eli Lilly & Co. 6.00%, due 3/15/12	950,000	1,032,873
	Merck & Co., Inc. 4.75%, due 3/1/15	3,000,000	3,050,742
	Wyeth 5.50%, due 2/1/14	3,500,000	3,650,077
			7,733,692
	Pipelines 0.2%
	Enbridge Energy Partners, L.P. 9.875%, due 3/1/19	1,300,000	1,369,394

	Telecommunications 1.2%
	AT&T, Inc. 6.55%, due 2/15/39	1,750,000	1,743,560
	Southwestern Bell Telephone Corp. 7.00%, due 7/1/15	3,000,000	3,102,075
	Verizon Wireless Capital LLC 5.55%, due 2/1/14	2,000,000	1,987,140
			6,832,775
	Transportation 0.1%
	FedEx Corp. 8.00%, due 1/15/19	750,000	780,178
	Total Corporate Bonds (Cost $88,964,228)		89,511,080

	Mortgage-Backed Securities 0.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
	Bear Stearns Commercial Mortgage Securities Series 2004-PWR4, Class A3 5.468%, due 6/11/41	800,000	709,401
	Morgan Stanley Capital I Series 2006-T21, Class A4 5.162%, due 10/12/52	800,000	588,214
	Total Mortgage-Backed Securities (Cost $1,374,563)		1,297,615

	U.S. Government & Federal Agencies 22.8%
¤	Federal Home Loan Bank 1.4%
	4.50%, due 9/16/13	2,500,000	2,708,020
	5.125%, due 8/14/13	2,500,000	2,774,615
	5.50%, due 8/13/14	2,000,000	2,275,466
			7,758,101
¤	Federal Home Loan Mortgage Corporation 3.6%
	1.50%, due 1/7/11	2,500,000	2,499,683
	3.25%, due 2/25/11	2,000,000	2,062,220
	3.50%, due 5/29/13	2,000,000	2,090,226
	3.875%, due 6/29/11	5,500,000	5,771,826
	4.125%, due 10/18/10	2,000,000	2,092,100
	4.75%, due 1/18/11	2,000,000	2,124,252
	5.125%, due 4/18/11	2,000,000	2,146,226
	5.25%, due 4/18/16	2,000,000	2,248,266
			21,034,799
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.3%
	4.00%, due 1/1/39	3,500,000	3,466,066
	4.50%, due 1/1/39	2,500,000	2,514,052
	5.50%, due 10/1/38	1,500,000	1,536,040
			7,516,158
¤	Federal National Mortgage Association 2.2%
	3.00%, due 7/12/10	2,000,000	2,049,888
	3.625%, due 8/15/11	2,000,000	2,088,026
	4.375%, due 9/13/10	2,000,000	2,096,192
	4.375%, due 10/15/15	2,000,000	2,159,118
	4.50%, due 2/15/11	2,000,000	2,117,224
	5.50%, due 3/15/11	2,000,000	2,161,578
			12,672,026
	United States Treasury Bond 0.1%
	4.375%, due 2/15/38	525,000	595,055

¤	United States Treasury Notes 14.2%
	0.875%, due 12/31/10	3,900,000	3,897,867
	1.125%, due 12/15/11	4,500,000	4,477,500
	1.25%, due 11/30/10	15,245,000	15,355,221
	1.50%, due 10/31/10	7,000,000	7,082,033
	2.00%, due 11/30/13	21,775,000	21,980,839
	2.75%, due 10/31/13	18,685,000	19,521,453
	3.75%, due 11/15/18	3,835,000	4,129,835
	4.00%, due 8/15/18	2,015,000	2,212,091
	4.125%, due 5/15/15	3,000,000	3,342,423
			81,999,262
	Total U.S. Government & Federal Agencies (Cost $130,542,486)		131,575,401

	Yankee Bonds 1.0% (e)
	Food 0.2%
	Delhaize Group 5.875%, due 2/1/14	1,080,000	1,089,953

	Pipelines 0.3%
	TransCanada Pipelines, Ltd. 7.625%, due 1/15/39	2,050,000	2,133,550

	Telecommunications 0.5%
	Deutsche Telekom International Finance B.V. 6.75%, due 8/20/18	1,500,000	1,615,345
	Vodafone Group PLC 5.625%, due 2/27/17	1,300,000	1,265,576
			2,880,921
	Total Yankee Bonds (Cost $5,915,598)		6,104,424
	Total Long-Term Bonds (Cost $226,812,822)		228,488,538
		Shares	Value
	Common Stocks 56.7%
	Aerospace & Defense 1.3%
	L-3 Communications Holdings, Inc.	7,710	609,244
	Lockheed Martin Corp.	43,837	3,596,388
	Northrop Grumman Corp.	72,300	3,479,076
			7,684,708
	Agriculture 1.7%
	Altria Group, Inc.	108,651	1,797,087
	Bunge, Ltd.	87,146	3,742,049
	Lorillard, Inc.	14,045	835,116
	Philip Morris International, Inc.	91,472	3,398,185
			9,772,437
	Airlines 0.1%
	Southwest Airlines Co.	41,684	293,039

	Auto Parts & Equipment 0.0%‡
	Autoliv, Inc.	5,037	92,630

	Banks 0.8%
	Bank of America Corp.	56,259	370,184
	Capital One Financial Corp.	64,627	1,023,692
	M&T Bank Corp.	9,113	354,587
	Regions Financial Corp.	22,279	77,085
	State Street Corp.	5,881	136,851
	U.S. Bancorp	6,946	103,079
	Wells Fargo & Co.	135,995	2,570,305
			4,635,783
	Beverages 0.5%
	Dr. Pepper Snapple Group, Inc. (f)	5,558	91,429
	Pepsi Bottling Group, Inc. (The)	148,599	2,866,475
			2,957,904
	Biotechnology 0.9%
	Amgen, Inc. (f)	74,393	4,080,456
	Textron, Inc.	94,400	852,432
			4,932,888
	Chemicals 0.7%
	C.F. Industries Holdings, Inc.	37,633	1,768,751
	Mosaic Co. (The)	21,528	767,904
	Sherwin-Williams Co. (The)	22,910	1,093,952
	Terra Industries, Inc.	24,697	505,795
			4,136,402
	Commercial Services 0.6%
	Lender Processing Services, Inc.	26,483	686,439
	Moody's Corp.	111,052	2,378,734
	Ticketmaster (f)	24,636	146,584
			3,211,757
	Computers 3.1%
	Affiliated Computer Services, Inc. Class A (f)	85,317	3,912,638
	Apple, Inc. (f)	4,833	435,598
	Computer Sciences Corp. (f)	23,822	877,602
	Dell, Inc. (f)	376,052	3,572,494
	Hewlett-Packard Co.	110,886	3,853,289
	International Business Machines Corp.	45,657	4,184,464
	Western Digital Corp. (f)	70,529	1,035,366
			17,871,451
	Cosmetics & Personal Care 1.2%
	Avon Products, Inc.	153,429	3,137,623
	Procter & Gamble Co. (The)	70,579	3,846,556
			6,984,179
	Diversified Financial Services 3.9%
	Ameriprise Financial, Inc.	26,547	534,922
	BlackRock, Inc.	26,118	2,841,638
	Citigroup, Inc.	211,142	749,554
	CME Group, Inc.	318	55,303
	Discover Financial Services	71,263	509,531
	Goldman Sachs Group, Inc. (The)	49,984	4,035,208
	Invesco, Ltd.	110,297	1,300,402
	Janus Capital Group, Inc.	2,135	11,209
	JPMorgan Chase & Co.	112,257	2,863,676
	Morgan Stanley	156,609	3,168,200
	NASDAQ OMX Group, Inc. (The) (f)	95,038	2,073,729
	Raymond James Financial, Inc.	25,394	470,043
	T. Rowe Price Group, Inc.	48,417	1,335,341
	TD Ameritrade Holding Corp. (f)	229,486	2,579,423
			22,528,179
	Electric 3.0%
	AES Corp. (The) (f)	316,868	2,506,426
	Alliant Energy Corp.	74,598	2,150,660
¤	American Electric Power Co., Inc.	162,451	5,092,839
	DTE Energy Corp.	89,624	3,092,028
	Edison International	91,500	2,980,155
	FPL Group, Inc.	22,711	1,170,752
	Northeast Utilities	14,863	353,739
	TECO Energy, Inc.	16,264	195,331
			17,541,930
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	68,418	2,237,269

	Engineering & Construction 0.4%
	Fluor Corp.	36,033	1,401,684
	Foster Wheeler, Ltd. (f)	58,012	1,158,499
			2,560,183
	Food 2.0%
¤	H.J. Heinz Co.	115,997	4,233,891
	Kroger Co. (The)	113,159	2,546,078
	Safeway, Inc.	137,708	2,951,082
	SUPERVALU, Inc.	94,056	1,649,742
			11,380,793
	Forest Products & Paper 0.5%
	International Paper Co.	291,318	2,656,820

	Gas 1.2%
	Energen Corp.	29,681	866,982
	NiSource, Inc.	100,292	970,827
¤	Sempra Energy	118,584	5,198,722
			7,036,531
	Health Care - Products 1.2%
	Johnson & Johnson	73,282	4,227,639
	Medtronic, Inc.	9,163	306,869
	St. Jude Medical, Inc. (f)	63,098	2,294,874
			6,829,382
	Health Care - Services 1.4%
	LifePoint Hospitals, Inc. (f)	43,934	990,272
	Quest Diagnostics, Inc.	52,829	2,607,111
	WellCare Health Plans, Inc. (f)	53,454	790,050
	WellPoint, Inc. (f)	93,126	3,860,073
			8,247,506
	Home Builders 0.9%
	Lennar Corp. Class A	230,865	1,775,352
	NVR, Inc. (f)	2,507	1,068,207
	Pulte Homes, Inc.	248,028	2,517,484
	Toll Brothers, Inc. (f)	2,884	49,086
			5,410,129
	Insurance 4.2%
	Aflac, Inc.	62,963	1,461,371
	American Financial Group, Inc.	29,466	500,333
	Arch Capital Group, Ltd. (f)	64,355	3,870,953
	Assurant, Inc.	91,771	2,422,754
	Axis Capital Holdings, Ltd.	108,937	2,642,812
	Chubb Corp. (The)	1,616	68,809
	CIGNA Corp.	225,427	3,913,413
	Conseco, Inc. (f)	60,785	141,629
	Hartford Financial Services Group, Inc. (The)	62,559	823,276
	MBIA, Inc. (f)	136,840	528,202
	MetLife, Inc.	75,598	2,171,931
	Principal Financial Group, Inc.	63,647	1,055,904
	Prudential Financial, Inc.	32,093	826,395
	Transatlantic Holdings, Inc.	11,425	367,314
	Unum Group	245,263	3,472,924
			24,268,020
	Internet 0.7%
	eBay, Inc. (f)	118,230	1,421,125
	Google, Inc. Class A (f)	8,225	2,784,409
			4,205,534
	Iron & Steel 0.6%
	Cliffs Natural Resources, Inc.	19,552	453,020
	Reliance Steel & Aluminum Co.	75,610	1,673,249
	United States Steel Corp.	42,300	1,270,269
			3,396,538
	Leisure Equipment & Products 2.1%
	Dover Corp.	15,772	446,032
	Eaton Corp.	84,179	3,705,559
	General Electric Co.	237,346	2,879,007
	Honeywell International, Inc.	44,481	1,459,422
	ITT Corp.	14,243	644,923
	John Bean Technologies Corp.	59,863	580,671
	Parker Hannifin Corp.	57,989	2,215,760
			11,931,374
	Lodging 0.0%‡
	MGM Mirage (f)	15,485	123,880

	Machinery - Construction & Mining 0.4%
	Caterpillar, Inc.	78,539	2,422,928

	Machinery - Diversified 0.6%
	AGCO Corp. (f)	8,208	174,666
	Cummins, Inc.	130,165	3,121,357
			3,296,023
	Media 3.3%
	Apollo Group, Inc. Class A (f)	7,792	634,736
	CBS Corp. Class B	75,493	431,820
	Comcast Corp. Class A	258,401	3,785,575
	Dish Network Corp. Class A (f)	156,936	2,015,058
¤	Liberty Media Corp. Entertainment Class A (f)	250,104	4,589,408
	Time Warner, Inc.	422,624	3,943,082
	Walt Disney Co. (The)	178,788	3,697,336
			19,097,015
	Metal Fabricate & Hardware 0.2%
	Precision Castparts Corp.	14,599	948,205

	Mining 0.2%
	Freeport-McMoRan Copper & Gold, Inc. Class B	50,550	1,270,827

	Oil & Gas 4.2%
	Chevron Corp.	57,886	4,082,121
	ConocoPhillips	80,666	3,834,055
	ENSCO International, Inc.	98,230	2,687,573
	ExxonMobil Corp.	54,362	4,157,606
	Marathon Oil Corp.	25,477	693,738
	Murphy Oil Corp.	66,308	2,929,487
	Noble Corp.	89,275	2,423,816
	Occidental Petroleum Corp.	65,885	3,594,027
	Valero Energy Corp.	1,116	26,918
			24,429,341
	Packaging & Containers 0.1%
	Crown Holdings, Inc. (f)	43,665	818,719

	Pharmaceuticals 3.2%
	AmerisourceBergen Corp.	103,935	3,774,919
¤	Forest Laboratories, Inc. (f)	185,032	4,633,201
	Herbalife, Ltd.	57,046	1,170,014
	Omnicare, Inc.	86,522	2,419,155
	Pfizer, Inc.	189,189	2,758,376
	Schering-Plough Corp.	213,853	3,755,259
	Watson Pharmaceuticals, Inc. (f)	4,608	125,706
			18,636,630
	Pipelines 0.2%
	ONEOK, Inc.	39,770	1,162,079

	Real Estate Investment Trusts 0.4%
	Annaly Capital Management, Inc.	38,897	588,901
	HLTH Corp. (f)	65,340	743,569
	Vornado Realty Trust	15,216	773,125
			2,105,595
	Retail 2.9%
	AutoZone, Inc. (f)	20,831	2,768,232
	Big Lots, Inc. (f)	142,900	1,922,005
	Coach, Inc. (f)	158,750	2,317,750
	Gap, Inc. (The)	138,458	1,561,806
	Polo Ralph Lauren Corp.	29,686	1,218,016
	Ross Stores, Inc.	75,404	2,218,386
	TJX Cos., Inc.	30,198	586,445
	Wal-Mart Stores, Inc.	77,859	3,668,716
	Yum! Brands, Inc.	9,095	260,299
			16,521,655
	Semiconductors 1.2%
	Intel Corp.	263,926	3,404,645
	LSI Corp. (f)	858,012	2,728,478
	Marvell Technology Group, Ltd. (f)	131,917	961,675
			7,094,798
	Software 1.8%
	Activision Blizzard, Inc. (f)	377,832	3,309,808
	Microsoft Corp.	190,091	3,250,556
	Oracle Corp. (f)	224,862	3,784,428
			10,344,792
	Telecommunications 3.8%
	American Tower Corp. Class A (f)	55,382	1,680,290
	AT&T, Inc.	121,140	2,982,467
	CenturyTel, Inc.	133,492	3,622,973
	Cisco Systems, Inc. (f)	238,871	3,575,899
	Juniper Networks, Inc. (f)	44,802	634,396
	NII Holdings, Inc. (f)	87,789	1,703,107
	PG&E Corp.	73,153	2,828,826
	Sprint Nextel Corp. (f)	1,034,908	2,514,826
	Verizon Communications, Inc.	87,388	2,610,280
			22,153,064
	Toys, Games & Hobbies 0.6%
	Hasbro, Inc.	138,027	3,330,592

	Transportation 0.2%
	Union Pacific Corp.	24,546	1,074,869
	Total Common Stocks (Cost $485,553,860)		327,634,378
		Principal Amount	Value
	Short-Term Investments 4.5%
	Commercial Paper 0.7%
	MidAmerican Energy Holdings Co. 1.00%, due 2/2/09	$3,990,000	3,989,884
	Total Commercial Paper (Cost $3,989,961)		3,989,884
	Repurchase Agreement 0.0%‡

State Street Bank and Trust Co.
0.05%, dated 1/30/09
due 2/2/09
Proceeds at Maturity $66,970
(Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $70,000 and a Market Value of $69,944)
		66,970	66,970
	Total Repurchase Agreement (Cost $66,970)		66,970
	U.S. Government 3.8%
	United States Treasury Bills
	0.106%, due 4/9/09 (g)	18,800,000	18,792,555
	0.14%, due 4/23/09 (g)(h)	3,000,000	2,998,719
	Total U.S. Government (Cost $21,795,268)		21,791,274
	Total Short-Term Investments (Cost $25,852,199)		25,848,128

	Total Investments (Cost $738,216,259) (j)	100.7%	581,971,044
	Liabilities in Excess of
Cash and Other Assets		(0.7)	(3,940,066)
	Net Assets	100.0%	$578,030,978

		Contracts Long	Unrealized Depreciation (i)
	Futures Contracts (0.2%)

	Standard & Poor's 500 Index Mini March 2009	$25,750	$(1,024,774)
	Total Futures Contracts (Settlement Value $21,179,375)		$(1,024,774)

¤	Among the Fund's 10 largest holdings or issuers, as of January 31, 2009, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security. The total market value of this security at January 31, 2009 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(b)	Issue in default.
(c)	Restricted security.
(d)	Fair valued security. The total market value of this security at January 31, 2009 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Non-income producing security.
(g)	Interest rate presented is yield to maturity.
(h)	Segregated, or partially segregated as collateral for futures contracts.
(i)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2009.
(j)	At January 31, 2009, cost is $740,232,440 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$9,463,083
	Gross unrealized depreciation	(167,724,479)
	Net unrealized depreciation	$(158,261,396)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$451,098,565	$(1,024,774)
Level 2 - Other Significant Observable Inputs	130,872,461	-
Level 3 - Significant Unobservable Inputs	18	-
Total	$581,971,044	$(1,024,774)

 (a) Other financial instruments include futures.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 10/31/08	$18
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Net purchases (sales)	-
Net transfers in and/or out of Level 3	-
Balance as of 1/31/09	$18
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	-

	Date of	Principal		1/31/2009	Percentage of
	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$ 177,810	$ 13,325	$ 18	0.0%	‡

‡ Less than one-tenth of a percent.

MainStay Mid Cap Core Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 96.3%†
	Aerospace & Defense 0.8%
	Goodrich Corp.	1,108	$42,835
	L-3 Communications Holdings, Inc.	300	23,706
	Precision Castparts Corp.	5,434	352,939
			419,480
	Airlines 0.7%
	Copa Holdings S.A.	609	15,980
	Delta Air Lines, Inc. (a)	11,368	78,439
	Southwest Airlines Co.	36,976	259,942
			354,361
	Auto Components 0.1%
	Autoliv, Inc.	200	3,678
	BorgWarner, Inc.	3,773	63,688
	WABCO Holdings, Inc.	351	5,248
			72,614
	Beverages 0.5%
	Constellation Brands, Inc. Class A (a)	3,099	44,998
	Dr. Pepper Snapple Group, Inc. (a)	138	2,270
	Hansen Natural Corp. (a)	2,658	89,043
	Pepsi Bottling Group, Inc. (The)	7,805	150,558
			286,869
	Biotechnology 0.7%
	Cephalon, Inc. (a)	5,095	393,232

	Building Products 0.5%
	Armstrong World Industries, Inc.	2,660	44,103
	Lennox International, Inc.	6,504	182,828
	Owens Corning, Inc. (a)	1,060	14,140
			241,071
	Capital Markets 2.6%
	Ameriprise Financial, Inc.	15,598	314,300
	Eaton Vance Corp.	278	5,321
	Federated Investors, Inc. Class B	5,078	99,122
	Invesco, Ltd.	28,956	341,391
	Investment Technology Group, Inc. (a)	4,673	101,311
	Lazard, Ltd. Class A	1,336	35,404
	Northern Trust Corp.	275	15,818
	Raymond James Financial, Inc.	6,322	117,020
	SEI Investments Co.	2,379	30,142
	TD Ameritrade Holding Corp. (a)	27,236	306,133
			1,365,962
	Chemicals 1.9%
	Airgas, Inc.	2,300	81,213
	Ashland, Inc.	3,141	25,191
	Celanese Corp. Class A	74	788
	CF Industries Holdings, Inc.	3,187	149,789
	Eastman Chemical Co.	169	4,386
	FMC Corp.	155	6,916
	Rohm & Haas Co.	5,016	276,833
	RPM, Inc.	88	1,083
	Scotts Miracle-Gro Co. (The) Class A	2,327	74,976
	Terra Industries, Inc.	8,993	184,177
	Valspar Corp.	10,832	187,935
			993,287
	Commercial Banks 1.2%
	BancorpSouth, Inc.	940	17,766
	Bank of Hawaii Corp.	1,312	47,061
	CapitalSource, Inc.	19,936	72,567
	City National Corp. CA	730	25,265
	Commerce Bancshares, Inc.	3,430	119,878
	Cullen/Frost Bankers, Inc.	4,096	179,282
	First Citizens BancShares, Inc. Class A	609	85,175
	First Horizon National Corp.	3,637	34,624
	Huntington Bancshares, Inc.	11,612	33,443
	TCF Financial Corp.	612	7,583
	Valley National Bancorp	2,281	29,699
			652,343
	Commercial Services & Supplies 0.8%
	Brink's Co. (The)	3,653	96,549
	R.R. Donnelley & Sons Co.	18,506	180,618
	Republic Services, Inc.	2,058	53,220
	Steelcase, Inc. Class A	1,260	5,443
	Stericycle, Inc. (a)	2,091	102,292
			438,122
	Communications Equipment 1.1%
	ADC Telecommunications, Inc. (a)	2,402	12,178
	Brocade Communications Systems, Inc. (a)	51,782	197,289
	F5 Networks, Inc. (a)	6,857	152,020
	Tellabs, Inc. (a)	51,123	211,138
			572,625
	Computers & Peripherals 2.1%
	Diebold, Inc.	186	4,609
	Lexmark International, Inc. Class A (a)	8,803	208,455
	NCR Corp. (a)	2,789	35,002
¤	NetApp, Inc. (a)	28,282	419,422
	QLogic Corp. (a)	173	1,958
	Seagate Technology	5,577	21,137
	Teradata Corp. (a)	6,154	80,802
	Western Digital Corp. (a)	25,186	369,731
			1,141,116
	Construction & Engineering 1.3%
	Fluor Corp.	9,216	358,502
	Foster Wheeler, Ltd. (a)	11,145	222,566
	KBR, Inc.	116	1,642
	Shaw Group, Inc. (The) (a)	1,667	46,343
	URS Corp. (a)	2,636	89,756
			718,809
	Consumer Finance 0.0%‡
	Discover Financial Services	583	4,168

	Containers & Packaging 1.2%
	Bemis Co., Inc.	8,247	186,135
	Pactiv Corp. (a)	11,116	240,328
	Sonoco Products Co.	8,282	189,906
			616,369
	Diversified Consumer Services 2.6%
¤	Apollo Group, Inc. Class A (a)	6,805	554,335
	Brinks Home Security Holdings, Inc. (a)	4,417	101,017
	Career Education Corp. (a)	12,325	268,685
	DeVry, Inc.	3,832	205,319
	H&R Block, Inc.	4,426	91,751
	Hillenbrand, Inc.	1,135	20,986
	ITT Educational Services, Inc. (a)	1,286	157,548
			1,399,641
	Diversified Financial Services 0.0%‡
	Moody's Corp.	112	2,399

	Diversified Telecommunication Services 0.4%
	Embarq Corp.	5,217	186,351
	Frontier Communications Corp.	240	1,947
	Qwest Communications International, Inc.	5,723	18,428
			206,726
	Electric Utilities 1.2%
	American Electric Power Co., Inc.	663	20,785
	Edison International	1,913	62,306
	Northeast Utilities	1,711	40,722
	Pepco Holdings, Inc.	2,197	39,129
	Pinnacle West Capital Corp.	8,330	278,805
	PPL Corp.	310	9,505
	Progress Energy, Inc.	5,263	203,783
			655,035
	Electrical Equipment 1.0%
	Cooper Industries, Ltd. Class A	11,402	306,828
	Hubbel, Inc. Class B	4,310	133,610
	Rockwell Automation, Inc.	3,085	80,333
			520,771
	Electronic Equipment & Instruments 1.8%
	Agilent Technologies, Inc. (a)	17,049	308,246
	Amphenol Corp. Class A	89	2,327
	Arrow Electronics, Inc. (a)	12,655	241,331
	Avnet, Inc. (a)	2,509	49,728
	AVX Corp.	962	8,774
	Ingram Micro, Inc. Class A (a)	12,206	149,768
	Jabil Circuit, Inc.	24,726	143,905
	Molex, Inc.	346	4,626
	National Instruments Corp.	1,051	22,565
	Vishay Intertechnology, Inc. (a)	15,249	45,137
			976,407
	Energy Equipment & Services 3.0%
	BJ Services Co.	118	1,298
	Cameron International Corp. (a)	10,979	254,274
	Diamond Offshore Drilling, Inc.	2,159	135,499
	Dresser-Rand Group, Inc. (a)	6,212	121,010
	ENSCO International, Inc.	9,557	261,479
	FMC Technologies, Inc. (a)	4,967	146,974
	Helmerich & Payne, Inc.	240	5,390
	Key Energy Services, Inc. (a)	260	887
	Nabors Industries, Ltd. (a)	351	3,843
	Noble Corp.	15,189	412,381
	Oil States International, Inc. (a)	154	2,820
	Patterson-UTI Energy, Inc.	7,381	70,562
	Pride International, Inc. (a)	293	4,723
	SEACOR Holdings, Inc. (a)	29	1,886
	Superior Energy Services, Inc. (a)	234	3,646
	Tidewater, Inc.	3,121	129,865
	Unit Corp. (a)	2,351	58,634
			1,615,171
	Food & Staples Retailing 0.6%
	BJ's Wholesale Club, Inc. (a)	7,193	206,295
	Safeway, Inc.	6,510	139,509
			345,804
	Food Products 1.2%
	Bunge, Ltd.	1,372	58,914
	Campbell Soup Co.	3,378	102,590
	Corn Products International, Inc.	2,495	57,759
	Dean Foods Co. (a)	3,941	76,219
	H.J. Heinz Co.	1,670	60,955
	Hershey Co. (The)	5,156	192,216
	J.M. Smucker Co. (The)	1,605	72,466
	Tyson Foods, Inc. Class A	203	1,796
			622,915
	Gas Utilities 0.6%
	Atmos Energy Corp.	153	3,756
	National Fuel Gas Co.	148	4,434
	UGI Corp.	12,282	311,595
			319,785
	Health Care Equipment & Supplies 2.7%
	Advanced Medical Optics, Inc. (a)	175	3,845
	C.R. Bard, Inc.	2,903	248,410
	Edwards Lifesciences Corp. (a)	4,616	265,374
	Hill-Rom Holdings, Inc.	8,553	120,426
	Kinetic Concepts, Inc. (a)	2,273	54,779
	Resmed, Inc. (a)	4,594	183,300
	Teleflex, Inc.	5,449	289,778
	Varian Medical Systems, Inc. (a)	6,783	251,853
			1,417,765
	Health Care Providers & Services 4.8%
	AmerisourceBergen Corp.	5,108	185,522
	CIGNA Corp.	16,153	280,416
	DaVita, Inc. (a)	7,004	329,188
	Health Net, Inc. (a)	2,186	31,981
	Humana, Inc. (a)	9,060	343,646
	Laboratory Corp. of America Holdings (a)	3,668	217,146
	LifePoint Hospitals, Inc. (a)	1,722	38,814
	Lincare Holdings, Inc. (a)	10,142	243,915
	Omnicare, Inc.	12,944	361,914
¤	Quest Diagnostics, Inc.	9,292	458,560
	Tenet Healthcare Corp. (a)	658	704
	Universal Health Services, Inc. Class B	1,593	60,295
	WellCare Health Plans, Inc. (a)	170	2,513
			2,554,614
	Health Care Technology 0.4%
	Cerner Corp. (a)	2,369	79,883
	HLTH Corp. (a)	13,454	153,106
			232,989
	Hotels, Restaurants & Leisure 1.0%
	Brinker International, Inc.	683	7,493
	Choice Hotels International, Inc.	320	8,422
	Darden Restaurants, Inc.	4,168	109,285
	Interval Leisure Group, Inc. (a)	2,016	10,100
	Panera Bread Co. Class A (a)	3,694	173,544
	Penn National Gaming, Inc. (a)	1,637	30,530
	Scientific Games Corp. (a)	90	1,131
	Starbucks Corp. (a)	16,703	157,676
	Yum! Brands, Inc.	1,264	36,176
			534,357
	Household Durables 4.2%
	Centex Corp.	12,691	108,000
	D.R. Horton, Inc.	37,612	224,167
	Fortune Brands, Inc.	1,489	47,648
	Garmin, Ltd.	8,724	152,932
	Harman International Industries, Inc.	5,934	95,478
	Jarden Corp. (a)	3,676	38,341
	KB Home	6,804	72,599
	Leggett & Platt, Inc.	20,914	261,216
	Lennar Corp. Class A	18,771	144,349
	M.D.C. Holdings, Inc.	4,346	133,161
	NVR, Inc. (a)	571	243,297
	Pulte Homes, Inc.	29,293	297,324
	Snap-on, Inc.	177	5,342
	Stanley Works (The)	5,302	165,741
	Toll Brothers, Inc. (a)	16,550	281,681
			2,271,276
	Household Products 1.3%
	Church & Dwight Co., Inc.	6,380	339,607
	Clorox Co. (The)	7,133	357,720
			697,327
	Independent Power Producers & Energy Traders 1.2%
	AES Corp. (The) (a)	228	1,804
	Calpine Corp. (a)	20,003	148,222
	Constellation Energy Group, Inc.	1,969	51,785
	Mirant Corp. (a)	7,266	124,757
	NRG Energy, Inc. (a)	14,239	332,623
	Reliant Energy, Inc. (a)	683	3,476
			662,667
	Industrial Conglomerates 0.0%‡
	McDermott International, Inc. (a)	227	2,354

	Insurance 8.5%
	Allied World Assurance Holdings, Ltd./Bermuda	6,829	257,453
	American Financial Group, Inc.	11,005	186,865
	Aon Corp.	10,490	388,655
	Arch Capital Group, Ltd. (a)	5,102	306,885
	Arthur J. Gallagher & Co.	9,517	224,316
	Assurant, Inc.	2,240	59,136
	Axis Capital Holdings, Ltd.	13,649	331,125
	Brown & Brown, Inc.	15,620	298,811
	Cincinnati Financial Corp.	7,328	160,703
	CNA Financial Corp.	3,437	39,972
	Conseco, Inc. (a)	597	1,391
	Endurance Specialty Holdings, Ltd.	6,305	171,874
	Everest Re Group, Ltd.	111	6,993
	First American Corp.	229	5,001
	Genworth Financial, Inc. Class A	851	1,974
	Hanover Insurance Group, Inc. (The)	2,276	91,996
	HCC Insurance Holdings, Inc.	11,085	259,500
	Marsh & McLennan Cos., Inc.	833	16,102
	Old Republic International Corp.	15,406	158,990
	Principal Financial Group, Inc.	19,317	320,469
	Protective Life Corp.	1,032	8,545
	Reinsurance Group of America, Inc. Class B	1,891	67,376
	RenaissanceRe Holdings, Ltd.	7,284	325,522
	StanCorp Financial Group, Inc.	1,771	45,727
	Torchmark Corp.	4,110	123,300
	Transatlantic Holdings, Inc.	1,832	58,899
	Unum Group	17,167	243,085
	W.R. Berkley Corp.	13,680	362,246
			4,522,911
	Internet & Catalog Retail 0.0%‡
	HSN, Inc. (a)	1,179	5,600
	Priceline.com, Inc. (a)	34	2,281
	Ticketmaster (a)	813	4,838
			12,719
	Internet Software & Services 0.7%
	IAC/InterActiveCorp (a)	12,884	189,395
	Sohu.com, Inc. (a)	3,499	138,386
	VeriSign, Inc. (a)	2,188	42,250
	WebMD Health Corp. Class A (a)	64	1,500
			371,531
	IT Services 4.3%
	Affiliated Computer Services, Inc. Class A (a)	1,756	80,530
	Alliance Data Systems Corp. (a)	7,368	306,435
	Broadridge Financial Solutions LLC	6,928	93,459
¤	Computer Sciences Corp. (a)	11,772	433,681
	Fidelity National Information Services, Inc.	9,458	150,477
	Fiserv, Inc. (a)	11,002	349,314
	Global Payments, Inc.	8,119	281,811
	Hewitt Associates, Inc. Class A (a)	98	2,781
	Lender Processing Services, Inc.	7,072	183,306
	Metavante Technologies, Inc. (a)	93	1,349
	NeuStar, Inc. Class A (a)	2,891	39,375
	Paychex, Inc.	2,104	51,106
	SAIC, Inc. (a)	15,740	310,708
	Total System Services, Inc.	1,849	23,408
			2,307,740
	Leisure Equipment & Products 0.6%
	Eastman Kodak Co.	16,656	75,452
	Hasbro, Inc.	10,516	253,751
			329,203
	Life Sciences Tools & Services 0.3%
	Life Technologies Corp. (a)	2,705	68,869
	PerkinElmer, Inc.	40	505
	Pharmaceutical Product Development, Inc.	3,814	91,116
	Techne Corp.	372	22,309
			182,799
	Machinery 3.5%
	AGCO Corp. (a)	7,270	154,706
	Bucyrus International, Inc.	184	2,852
	Crane Co.	2,873	50,048
	Cummins, Inc.	12,240	293,515
	Dover Corp.	13,241	374,455
	Flowserve Corp.	105	5,598
	Gardner Denver, Inc. (a)	6,347	138,174
	IDEX Corp.	57	1,289
	ITT Corp.	5,458	247,138
	John Bean Technologies Corp.	3,878	37,617
	Joy Global, Inc.	1,401	29,183
	Lincoln Electric Holdings, Inc.	58	2,388
	Parker Hannifin Corp.	10,661	407,357
	Pentair, Inc.	62	1,418
	SPX Corp.	759	31,961
	Timken Co. (The)	570	8,487
	Toro Co. (The)	2,762	81,783
	Trinity Industries, Inc.	224	2,578
			1,870,547
	Marine 0.1%
	Alexander & Baldwin, Inc.	1,571	34,625
	Kirby Corp. (a)	40	959
			35,584
	Media 3.1%
	Discovery Communications, Inc. Class C (a)	3,547	51,006
	Dish Network Corp. Class A (a)	25,376	325,828
	DreamWorks Animation SKG, Inc. Class A (a)	2,660	58,387
	EW Scripps Co. Class A	901	1,451
	Interpublic Group of Cos., Inc. (The) (a)	65,268	217,342
	John Wiley & Sons, Inc. Class A	540	19,132
¤	Liberty Media Corp. Entertainment Class A (a)	29,143	534,774
	McGraw-Hill Cos., Inc. (The)	15,412	338,910
	Washington Post Co. Class B	312	121,855
			1,668,685
	Metals & Mining 0.2%
	AK Steel Holding Corp.	213	1,719
	Allegheny Technologies, Inc.	2,002	44,224
	Carpenter Technology Corp.	1,692	27,918
	Century Aluminum Co. (a)	72	255
	Cliffs Natural Resources, Inc.	101	2,340
	Reliance Steel & Aluminum Co.	205	4,537
			80,993
	Multi-Utilities 2.8%
	CenterPoint Energy, Inc.	157	2,101
	Consolidated Edison, Inc.	2,009	81,867
	DTE Energy Corp.	6,992	241,224
	MDU Resources Group, Inc.	222	4,415
	NSTAR	9,457	319,836
¤	PG&E Corp.	15,588	602,788
	Puget Energy, Inc.	3,264	95,961
	Sempra Energy	1,229	53,879
	TECO Energy, Inc.	3,774	45,326
	Vectren Corp.	1,135	29,272
			1,476,669
	Multiline Retail 2.2%
	Big Lots, Inc. (a)	11,333	152,429
	Dollar Tree, Inc. (a)	8,938	381,742
	Family Dollar Stores, Inc.	13,700	380,449
	J.C. Penney Co., Inc.	16,935	283,661
	Kohl's Corp. (a)	70	2,570
			1,200,851
	Oil & Gas 3.4%
	Alpha Natural Resources, Inc. (a)	6,870	112,118
	Arch Coal, Inc.	245	3,722
	Cimarex Energy Co.	9,610	238,712
	CONSOL Energy, Inc.	123	3,353
	Continental Resources, Inc. (a)	441	9,115
	Encore Acquisition Co. (a)	5,417	147,234
	Forest Oil Corp. (a)	233	3,495
	Foundation Coal Holdings, Inc.	144	2,336
	Frontline, Ltd.	1,636	46,642
	Mariner Energy, Inc. (a)	1,381	13,672
	Massey Energy Co.	2,395	36,356
¤	Murphy Oil Corp.	10,228	451,873
	Newfield Exploration Co. (a)	57	1,094
	Noble Energy, Inc.	4,019	196,650
	PetroHawk Energy Corp. (a)	132	2,602
	Pioneer Natural Resources Co.	238	3,484
	Plains Exploration & Production Co. (a)	184	3,886
	Southwestern Energy Co. (a)	205	6,488
	St. Mary Land & Exploration Co.	942	18,228
¤	Sunoco, Inc.	9,272	429,479
	Tesoro Corp.	2,808	48,382
	W&T Offshore, Inc.	2,634	33,109
	Walter Industries, Inc.	65	1,199
	Whiting Petroleum Corp. (a)	129	3,741
			1,816,970
	Paper & Forest Products 0.7%
	International Paper Co.	10,247	93,453
	MeadWestvaco Corp.	23,465	273,132
			366,585
	Personal Products 0.5%
	Alberto-Culver Co.	3,706	90,649
	Avon Products, Inc.	48	982
	Estee Lauder Cos., Inc. (The) Class A	68	1,785
	Herbalife, Ltd.	7,063	144,862
	NBTY, Inc. (a)	180	3,396
			241,674
	Pharmaceuticals 2.9%
	Allergan, Inc.	47	1,792
	Endo Pharmaceuticals Holdings, Inc. (a)	15,330	344,465
¤	Forest Laboratories, Inc. (a)	18,282	457,781
	King Pharmaceuticals, Inc. (a)	33,122	289,486
	Perrigo Co.	1,155	33,899
	Sepracor, Inc. (a)	3,113	47,318
	Watson Pharmaceuticals, Inc. (a)	13,542	369,426
			1,544,167
	Professional Services 1.4%
	Dun & Bradstreet Corp.	1,793	136,268
	Manpower, Inc.	9,800	278,908
	Monster Worldwide, Inc. (a)	14,257	131,307
	Robert Half International, Inc.	13,508	228,960
			775,443
	Real Estate Investment Trusts 2.3%
	Annaly Capital Management, Inc.	6,044	91,506
	Camden Property Trust	579	15,262
	Digital Realty Trust, Inc.	891	28,423
	Equity Residential	163	3,901
	Health Care REIT, Inc.	2,869	108,477
	Hospitality Properties Trust	5,218	70,026
	Host Hotels & Resorts, Inc.	45,779	246,291
	Liberty Property Trust	1,327	26,540
	Mack-Cali Realty Corp.	4,873	99,019
	Plum Creek Timber Co., Inc.	4,398	135,326
	Public Storage	6,673	412,859
	Taubman Centers, Inc.	162	3,216
			1,240,846
	Road & Rail 0.3%
	Con-Way, Inc.	33	727
	J.B. Hunt Transport Services, Inc.	3,596	80,083
	Kansas City Southern (a)	247	4,486
	Ryder System, Inc.	2,898	97,894
			183,190
	Semiconductors & Semiconductor Equipment 4.3%
	Altera Corp.	5,684	87,420
	Analog Devices, Inc.	7,326	146,373
	Broadcom Corp. Class A (a)	23,629	374,520
	Cypress Semiconductor Corp. (a)	7,782	35,097
	Integrated Device Technology, Inc. (a)	23,919	137,295
	KLA-Tencor Corp.	10,479	209,999
	Lam Research Corp. (a)	9,988	201,857
	Linear Technology Corp.	78	1,827
	LSI Corp. (a)	51,111	162,533
	Marvell Technology Group, Ltd. (a)	32,224	234,913
	Microchip Technology, Inc.	38	721
	National Semiconductor Corp.	25,231	255,842
	Novellus Systems, Inc. (a)	13,950	192,371
	ON Semiconductor Corp. (a)	18,239	76,057
	Silicon Laboratories, Inc. (a)	3,418	78,717
	Teradyne, Inc. (a)	368	1,770
	Varian Semiconductor Equipment Associates, Inc. (a)	1,512	28,788
	Xilinx, Inc.	3,212	54,122
			2,280,222
	Software 3.8%
	Activision Blizzard, Inc. (a)	76	666
	Amdocs, Ltd. (a)	2,855	48,307
	Autodesk, Inc. (a)	19,070	315,799
	BMC Software, Inc. (a)	7,573	191,824
	CA, Inc.	15,735	283,073
	Cadence Design Systems, Inc. (a)	1,295	4,895
	Compuware Corp. (a)	36,078	234,507
	Intuit, Inc. (a)	9,756	220,973
	McAfee, Inc. (a)	7,114	216,906
	Red Hat, Inc. (a)	11,994	175,712
	Salesforce.com, Inc. (a)	48	1,277
	Synopsys, Inc. (a)	16,946	313,501
			2,007,440
	Specialty Retail 3.9%
	Abercrombie & Fitch Co. Class A	225	4,016
	Advance Auto Parts, Inc.	4,409	144,307
	American Eagle Outfitters, Inc.	3,150	28,381
	AnnTaylor Stores Corp. (a)	4,014	19,749
	AutoZone, Inc. (a)	2,441	324,384
	Barnes & Noble, Inc.	3,306	54,285
	Foot Locker, Inc.	21,527	158,439
	Gap, Inc. (The)	32,490	366,487
	Guess?, Inc.	1,230	19,791
	Limited Brands, Inc.	16,331	129,342
	PetSmart, Inc.	1,625	30,501
	RadioShack Corp.	18,264	209,305
	Ross Stores, Inc.	7,938	233,536
	Sherwin-Williams Co. (The)	7,232	345,328
	TJX Cos., Inc.	461	8,953
	Williams-Sonoma, Inc.	3,611	28,599
			2,105,403
	Textiles, Apparel & Luxury Goods 1.2%
	Coach, Inc. (a)	11,833	172,762
	Hanesbrands, Inc. (a)	68	611
	Jones Apparel Group, Inc.	4,224	14,615
	Phillips-Van Heusen Corp.	6,534	124,277
	Polo Ralph Lauren Corp.	7,513	308,258
			620,523
	Thrifts & Mortgage Finance 0.3%
	Peoples United Financial	9,080	148,549
	Tree.com, Inc. (a)	654	2,596
			151,145
	Tobacco 0.0%‡
	Lorillard, Inc.	68	4,043

	Trading Companies & Distributors 0.2%
	GATX Corp.	34	819
	MSC Industrial Direct Co.	665	22,783
	United Rentals, Inc. (a)	1,072	5,982
	WESCO International, Inc. (a)	4,542	83,664
			113,248
	Water Utilities 0.4%
	American Water Works Co., Inc.	3,558	75,359
	Aqua America, Inc.	7,833	162,456
			237,815
	Wireless Telecommunication Services 0.9%
	American Tower Corp. Class A (a)	108	3,277
	Leap Wireless International, Inc. (a)	127	3,200
	NII Holdings, Inc. (a)	15,926	308,964
	Telephone and Data Systems, Inc.	4,641	141,597
			457,038
	Total Common Stocks (Cost $65,224,223)		51,514,415

	Exchange Traded Funds 3.5% (b)
	S&P 500 Index - SPDR Trust Series 1	1,597	132,056
¤	S&P MidCap 400 Index - MidCap SPDR Trust Series 1	19,106	1,729,284
	Total Exchange Traded Funds (Cost $1,903,567)		1,861,340
		Principal Amount	Value
	Short-Term Investment 0.0%‡
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $696,110 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $715,000 and a Market Value of $714,428)	$15,657	15,657
	Total Short-Term Investment (Cost $15,657)		15,657

	Total Investments (Cost $67,143,447) (c)	99.8%	53,391,412
	Cash and Other Assets,
Less Liabilities		0.2	101,517
	Net Assets	100.0%	$53,492,929

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(c)	At January 31, 2009, cost is $68,445,717 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$948,007
	Gross unrealized depreciation	(16,002,312)
	Net unrealized depreciation	$(15,054,305)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$53,375,755
Level 2 - Other Significant Observable Inputs	15,657
Level 3 - Significant Unobservable Inputs	-
Total	$53,391,412

 The Fund did not hold other financial instruments as of January 31, 2009.

 At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Small Cap Opportunity Fund

Portfolio of Investments January 31, 2009 unaudited
		Shares	Value
	Common Stocks 93.2%†
	Aerospace & Defense 1.0%
	Ceradyne, Inc. (a)	36,116	$824,167
	TransDigm Group, Inc. (a)	9,289	316,569
	Triumph Group, Inc.	5,567	252,074
			1,392,810
	Air Freight & Logistics 0.1%
	Pacer International, Inc.	19,416	166,978

	Airlines 1.7%
	Alaska Air Group, Inc. (a)	33,441	881,505
	Republic Airways Holdings, Inc. (a)	41,396	339,033
	SkyWest, Inc.	80,948	1,266,836
			2,487,374
	Building Products 0.8%
	Ameron International Corp.	226	11,266
	Apogee Enterprises, Inc.	77,249	791,802
	China Architectural Engineering, Inc. (a)	585	796
	Gibraltar Industries, Inc.	11,306	115,661
	Quanex Building Products Corp.	22,515	191,152
			1,110,677
	Capital Markets 3.9%
	Apollo Investment Corp.	86,023	563,451
	BGC Partners, Inc. Class A	122,167	294,423
	Capital Southwest Corp.	3,637	333,367
	Hercules Technology Growth Capital, Inc.	126,542	826,319
	International Assets Holding Corp. (a)	1,967	13,277
	Knight Capital Group, Inc. Class A (a)	75,470	1,360,724
	Kohlberg Capital Corp.	177,393	572,979
	MCG Capital Corp.	449,870	305,912
	optionsXpress Holdings, Inc.	39,925	434,783
	Penson Worldwide, Inc. (a)	4,729	28,279
	Piper Jaffray Cos. (a)	4,953	142,201
	Stifel Financial Corp. (a)	22,174	776,977
	thinkorswim Group, Inc. (a)	4,464	33,569
	Virtus Investment Partners, Inc. (a)	5,397	32,706
			5,718,967
	Chemicals 2.4%
	Innophos Holdings, Inc.	8,501	128,620
	Koppers Holdings, Inc.	44,246	716,785
	NewMarket Corp.	17,596	554,274
	Olin Corp.	38,547	541,585
	OM Group, Inc. (a)	68,990	1,337,026
	Schulman A, Inc.	2,058	31,179
	Stepan Co.	4,110	150,796
			3,460,265
	Commercial Banks 11.6%
	1st Source Corp.	12,465	221,877
	Arrow Financial Corp.	10,216	240,485
	Banco Latinoamericano de Exportaciones S.A.	8,407	88,189
	City Bank Lynnwood	55,897	176,076
	City Holding Co.	36,230	931,473
	Columbia Banking System, Inc.	9,582	85,280
	Community Bank System, Inc.	73,048	1,311,212
	Community Trust Bancorp, Inc.	3,834	107,237
	CVB Financial Corp.	24,976	224,534
	First Bancorp North Carolina	16,472	237,032
	First Bancorp Puerto Rico	167,137	1,188,344
	First Community Bancshares, Inc.	16,452	283,139
	First Financial Bancorp	8,969	72,828
	First Financial Bankshares, Inc.	3,732	165,664
	First Financial Corp., IN	9,149	303,289
	First Merchants Corp.	53,231	834,662
	First Midwest Bancorp, Inc.	32,807	328,070
¤	FirstMerit Corp.	116,212	1,879,148
	Investors Bancorp, Inc. (a)	23,242	248,225
	Lakeland Bancorp, Inc.	67,240	525,144
	Lakeland Financial Corp.	26,930	554,758
	MainSource Financial Group, Inc.	11,903	116,292
	National Penn Bancshares, Inc.	108,279	1,048,141
	NBT Bancorp, Inc.	14,977	342,075
	Old National Bancorp	36,745	467,764
	Old Second Bancorp, Inc.	595	5,319
	Oriental Financial Group, Inc.	61,322	309,676
	Pacific Capital Bancorp	610	6,472
	Renasant Corp.	10,899	131,987
	Sandy Spring Bancorp, Inc.	563	7,950
	Santander BanCorp	8,145	67,766
	Simmons First National Corp. Class A	15,550	383,152
	Southside Bancshares, Inc.	69,558	1,322,993
	Susquehanna Bancshares, Inc.	7,530	82,830
	UMB Financial Corp.	36,003	1,394,756
	Umpqua Holdings Corp.	48,642	476,692
	W Holding Co., Inc.	9,136	102,323
	Westamerica Bancorp.	14,811	632,874
			16,905,728
	Commercial Services & Supplies 1.9%
	ABM Industries, Inc.	58,492	868,606
	ACCO Brands Corp. (a)	8,601	16,514
	American Reprographics Co. (a)	3,245	19,730
	ATC Technology Corp. (a)	6,330	82,607
	Bowne & Co., Inc.	73,462	205,694
	Consolidated Graphics, Inc. (a)	9,827	158,313
	Deluxe Corp.	94,250	1,086,702
	Knoll, Inc.	2,501	17,057
	M&F Worldwide Corp. (a)	1,739	18,433
	Standard Parking Corp. (a)	13,309	254,734
	Viad Corp.	4,335	96,367
			2,824,757
	Communications Equipment 2.7%
	3Com Corp. (a)	334,801	780,086
	Adtran, Inc.	14,601	221,205
	Arris Group, Inc. (a)	51,034	363,362
	Avocent Corp. (a)	32,281	463,233
	Black Box Corp.	48,647	1,061,964
	Cogo Group, Inc. (a)	20,552	137,288
	Comtech Telecommunications Corp. (a)	2,734	106,079
	Emulex Corp. (a)	6,396	36,521
	MRV Communications, Inc. (a)	388,281	198,023
	NETGEAR, Inc. (a)	18,075	200,994
	PC-Tel, Inc.	8,494	54,871
	Plantronics, Inc.	29,318	297,578
			3,921,204
	Computers & Peripherals 1.0%
	Electronics for Imaging, Inc. (a)	71,532	635,920
	Imation Corp.	66,083	643,648
	Quantum Corp. (a)	283,241	144,453
	Silicon Graphics, Inc. (a)	13,219	32,254
			1,456,275
	Construction & Engineering 2.3%
	EMCOR Group, Inc. (a)	66,686	1,373,065
	Granite Construction, Inc.	19,834	698,553
	Michael Baker Corp. (a)	2,930	102,433
	Perini Corp. (a)	55,227	1,151,483
			3,325,534
	Consumer Finance 0.7%
	Cash America International, Inc.	36,633	669,651
	EZCORP, Inc. Class A (a)	29,413	399,135
			1,068,786
	Diversified Consumer Services 0.9%
	Jackson Hewitt Tax Service, Inc.	9,410	124,588
	Steiner Leisure, Ltd. (a)	48,835	1,217,457
			1,342,045
	Diversified Financial Services 1.2%
	Compass Diversified Holdings	44,551	481,596
	Fifth Street Finance Corp.	7,282	46,241
	Financial Federal Corp.	18,934	411,246
	Interactive Brokers Group, Inc. (a)	55,269	843,958
	NewStar Financial, Inc. (a)	3,430	10,153
	Resource America, Inc. Class A	4,208	17,169
			1,810,363
	Diversified Telecommunication Services 1.5%
	Atlantic Tele-Network, Inc.	54,213	1,165,579
	Cincinnati Bell, Inc. (a)	273,122	379,640
	Premiere Global Services, Inc. (a)	56,422	546,729
	Shenandoah Telecommunications Co.	4,784	116,634
			2,208,582
	Electric Utilities 3.3%
	Central Vermont Public Service Corp.	11,238	253,979
	Cleco Corp.	5,482	125,264
	El Paso Electric Co. (a)	24,047	397,737
	Idacorp, Inc.	12,859	374,325
¤	Portland General Electric Co.	109,447	2,128,744
¤	Westar Energy, Inc.	78,234	1,570,939
			4,850,988
	Electrical Equipment 0.3%
	Acuity Brands, Inc.	14,659	393,887

	Electronic Equipment & Instruments 2.8%
	Agilysys, Inc.	2,747	9,807
	Anixter International, Inc. (a)	13,634	367,845
	Benchmark Electronics, Inc. (a)	100,701	1,182,230
	CTS Corp.	32,130	165,148
	Methode Electronics, Inc.	103,267	477,094
	MTS Systems Corp.	3,171	83,048
	Park Electrochemical Corp.	57,474	1,008,669
	Plexus Corp. (a)	10,764	155,647
	Sanmina-SCI Corp. (a)	585,172	193,107
	ScanSource, Inc. (a)	3,138	58,743
	SYNNEX Corp. (a)	10,683	163,984
	Technitrol, Inc.	79,020	173,844
			4,039,166
	Energy Equipment & Services 0.8%
	Gulfmark Offshore, Inc. (a)	3,351	80,223
	Lufkin Industries, Inc.	17,418	608,759
	Newpark Resources, Inc. (a)	120,746	508,341
			1,197,323
	Food & Staples Retailing 1.4%
	Andersons, Inc. (The)	42,571	697,738
	Casey's General Stores, Inc.	30,555	649,294
	Ingles Markets, Inc. Class A	17,495	249,479
	Winn-Dixie Stores, Inc. (a)	31,974	439,323
			2,035,834
	Food Products 3.4%
	Cal-Maine Foods, Inc.	30,699	831,329
	Chiquita Brands International, Inc. (a)	9,803	137,046
	Fresh Del Monte Produce, Inc. (a)	58,741	1,415,658
¤	Ralcorp Holdings, Inc. (a)	25,827	1,529,475
	Reddy Ice Holdings, Inc.	58,078	94,086
	TreeHouse Foods, Inc. (a)	34,837	919,349
			4,926,943
	Gas Utilities 4.1%
	Chesapeake Utilities Corp.	1,407	40,761
	Laclede Group, Inc. (The)	27,427	1,244,912
¤	New Jersey Resources Corp.	38,713	1,552,004
	Nicor, Inc.	25,116	859,218
	Piedmont Natural Gas Co., Inc.	1,072	27,776
¤	WGL Holdings, Inc.	69,434	2,228,831
			5,953,502
	Health Care Equipment & Supplies 1.1%
	CONMED Corp. (a)	15,966	249,868
	Invacare Corp.	9,776	186,330
	Medical Action Industries, Inc. (a)	2,995	25,757
	STERIS Corp.	27,077	720,248
	Zoll Medical Corp. (a)	24,388	390,452
			1,572,655
	Health Care Providers & Services 4.1%
	AMERIGROUP Corp. (a)	31,130	870,706
	Catalyst Health Solutions, Inc. (a)	17,407	383,302
	Centene Corp. (a)	58,914	1,044,545
	Chemed Corp.	797	31,984
	Cross Country Healthcare, Inc. (a)	23,820	178,412
	Emergency Medical Services, L.P. (a)	901	30,202
	Healthspring, Inc. (a)	22,608	393,831
	Kindred Healthcare, Inc. (a)	35,359	479,822
	Magellan Health Services, Inc. (a)	23,536	852,474
	Molina Healthcare, Inc. (a)	28,152	493,786
	Owens & Minor, Inc.	2,211	87,931
	PSS World Medical, Inc. (a)	20,538	326,143
	RehabCare Group, Inc. (a)	8,970	125,132
	Res-Care, Inc. (a)	44,405	601,688
	Universal American Corp. (a)	2,129	21,013
			5,920,971
	Health Care Technology 0.4%
	Computer Programs & Systems, Inc.	25,532	641,619

	Hotels, Restaurants & Leisure 1.3%
	Ameristar Casinos, Inc.	34,122	306,074
	Bob Evans Farms, Inc.	9,308	163,448
	CEC Entertainment, Inc. (a)	778	18,159
	Einstein Noah Restaurant Group, Inc. (a)	2,220	15,362
	Gaylord Entertainment Co. (a)	1,743	18,476
	Isle of Capri Casinos, Inc. (a)	13,716	38,816
	Jack in the Box, Inc. (a)	38,664	873,420
	Papa John's International, Inc. (a)	1,675	31,842
	Pinnacle Entertainment, Inc. (a)	57,625	390,698
			1,856,295
	Household Durables 1.2%
	American Greetings Corp. Class A	3,889	16,878
	National Presto Industries, Inc.	13,662	917,267
	Ryland Group, Inc.	52,600	820,560
			1,754,705
	Insurance 7.0%
	American Physicians Capital, Inc.	28,233	1,200,467
	Argo Group International (a)	676	21,030
¤	Aspen Insurance Holdings, Ltd.	85,571	1,891,119
	Castlepoint Holdings, Ltd.	94,935	1,289,217
	CNA Surety Corp. (a)	521	8,623
	Delphi Financial Group, Inc. Class A	42,649	646,985
	FBL Financial Group, Inc. Class A	8,462	87,243
	First Mercury Financial Corp. (a)	12,226	135,097
	Horace Mann Educators Corp.	16,623	155,425
	IPC Holdings, Ltd.	19,715	505,887
	Kansas City Life Insurance Co.	217	6,873
	Montpelier Re Holdings, Ltd.	5,487	77,586
	National Financial Partners Corp.	133,400	342,838
	National Western Life Insurance Co. Class A	238	29,543
	Phoenix Cos., Inc. (The)	45,827	80,197
	Platinum Underwriters Holdings, Ltd.	53,948	1,500,294
	Presidential Life Corp.	4,466	43,186
	Safety Insurance Group, Inc.	5,326	186,517
	SeaBright Insurance Holdings, Inc. (a)	131,727	1,366,009
	Tower Group, Inc.	16,110	403,878
	Zenith National Insurance Corp.	10,039	281,494
			10,259,508
	Internet Software & Services 1.0%
	Perficient, Inc. (a)	20,283	79,307
	S1 Corp. (a)	85,191	568,224
	SonicWALL, Inc. (a)	17,406	61,269
	United Online, Inc.	132,025	807,993
			1,516,793
	IT Services 1.5%
	Acxiom Corp.	41,887	398,345
	CACI International, Inc. Class A (a)	3,434	155,045
	CIBER, Inc. (a)	103,882	452,925
	CSG Systems International, Inc. (a)	16,366	237,307
	infoGROUP, Inc.	102,026	376,476
	Integral Systems Inc. (a)	21,759	237,826
	Perot Systems Corp. Class A (a)	24,527	318,606
			2,176,530
	Leisure Equipment & Products 0.5%
	Jakks Pacific, Inc. (a)	16,255	298,117
	Nautilus, Inc. (a)	33,882	47,096
	Polaris Industries, Inc.	20,174	429,101
			774,314
	Life Sciences Tools & Services 0.1%
	Albany Molecular Research, Inc. (a)	7,341	62,912
	Life Sciences Research, Inc. (a)	3,487	23,014
	Varian, Inc. (a)	72	2,005
			87,931
	Machinery 3.0%
	Ampco-Pittsburgh Corp.	9,434	174,435
	Barnes Group, Inc.	4,301	48,601
	Circor International, Inc.	6,935	154,304
¤	Force Protection, Inc. (a)	334,826	2,012,304
	L.B. Foster Co. Class A (a)	24,617	649,643
	Mueller Industries, Inc.	12,956	260,675
	NACCO Industries, Inc. Class A	9,846	314,973
	Robbins & Myers, Inc.	35,928	621,195
	Tecumseh Products Co. Class A (a)	14,924	122,377
	Twin Disc, Inc.	500	3,285
			4,361,792
	Marine 0.1%
	Genco Shipping & Trading, Ltd.	12,115	188,388

	Media 0.5%
	Marvel Entertainment, Inc. (a)	27,572	758,506

	Metals & Mining 0.8%
	A.M. Castle & Co.	11,857	100,310
	Compass Minerals International, Inc.	15,263	918,375
	Horsehead Holding Corp. (a)	1,110	4,396
	Olympic Steel, Inc.	10,944	173,681
	Sutor Technology Group, Ltd. (a)	225	423
			1,197,185
	Multi-Utilities 0.9%
	Northwestern Corp.	23,347	565,231
	PNM Resources, Inc.	69,529	698,071
			1,263,302
	Oil & Gas 1.0%
	Comstock Resources, Inc. (a)	7,810	297,795
	Meridian Resource Corp. (a)	474,133	146,981
	Pacific Ethanol, Inc. (a)	545,898	300,244
	Rosetta Resources, Inc. (a)	28,786	174,731
	Stone Energy Corp. (a)	25,849	221,784
	Swift Energy Co. (a)	7,950	121,794
	Teekay Tankers, Ltd.	4,613	54,111
	VAALCO Energy, Inc. (a)	24,897	186,977
			1,504,417
	Paper & Forest Products 0.4%
	Buckeye Technologies, Inc. (a)	207,628	606,274
	KapStone Paper and Packaging Corp. (a)	5,238	9,376
			615,650
	Personal Products 0.0%‡
	Prestige Brands Holdings, Inc. (a)	7,360	46,736

	Pharmaceuticals 0.5%
	Obagi Medical Products, Inc. (a)	9,764	65,321
	Valeant Pharmaceuticals International (a)	20,434	443,418
	ViroPharma, Inc. (a)	12,100	145,200
			653,939
	Professional Services 0.5%
	CDI Corp.	42,581	456,468
	MPS Group, Inc. (a)	957	5,790
	On Assignment, Inc. (a)	5,043	23,349
	Spherion Corp. (a)	8,320	11,898
	Watson Wyatt Worldwide, Inc. Class A	5,889	273,838
			771,343
	Real Estate Investment Trusts 6.6%
	Agree Realty Corp.	14,751	202,826
	Arbor Realty Trust, Inc.	74,207	132,088
¤	Corporate Office Properties Trust	61,514	1,622,739
	Education Realty Trust, Inc.	71,071	330,480
	Entertainment Properties Trust	21,405	484,823
	Equity Lifestyle Properties, Inc.	2,384	89,948
	First Potomac Realty Trust	3,536	29,278
	Highwoods Properties, Inc.	1,671	37,698
	Home Properties, Inc.	6,405	229,875
	Investors Real Estate Trust	18,076	179,856
	Mid-America Apartment Communities, Inc.	25,168	743,463
	National Health Investors, Inc.	48,383	1,260,377
	National Retail Properties, Inc.	65,561	946,045
¤	OMEGA Healthcare Investors, Inc.	137,696	2,014,493
	Parkway Properties, Inc.	1,669	24,902
	Pennsylvania Real Estate Investment Trust	62,213	275,604
	PS Business Parks, Inc.	12,100	519,090
	Ramco-Gershenson Properties Trust	13,554	66,686
	U-Store-It Trust	93,862	351,983
			9,542,254
	Real Estate Management & Development 0.0% ‡
	Meruelo Maddux Properties, Inc. (a)	17,620	7,224

	Semiconductors & Semiconductor Equipment 0.5%
	Amkor Technology, Inc. (a)	58,555	135,848
	MKS Instruments, Inc. (a)	12,800	179,840
	Trident Microsystems, Inc. (a)	237,116	403,097
			718,785
	Software 1.1%
	JDA Software Group, Inc. (a)	26,941	301,739
	Quest Software, Inc. (a)	13,800	172,086
	Sybase, Inc. (a)	40,411	1,103,625
			1,577,450
	Specialty Retail 2.7%
	Asbury Automotive Group, Inc.	66,550	238,249
	Books-A-Million, Inc.	50,802	118,877
	Charlotte Russe Holding, Inc. (a)	16,000	82,400
	Childrens Place Retail Stores, Inc. (The) (a)	2,447	46,028
	Finish Line, Inc. (The) Class A	80,299	381,420
	Genesco, Inc. (a)	45,459	700,069
	Jo-Ann Stores, Inc. (a)	34,865	445,226
	Men's Wearhouse, Inc. (The)	545	6,349
	New York & Co., Inc. (a)	1,836	3,635
	Tractor Supply Co. (a)	45,056	1,518,838
	Wet Seal, Inc. (The) (a)	129,238	337,311
			3,878,402
	Textiles, Apparel & Luxury Goods 1.7%
	Carter's, Inc. (a)	13,936	236,773
	G-III Apparel Group, Ltd. (a)	81,153	446,342
	Maidenform Brands, Inc. (a)	37,975	339,876
	Steven Madden, Ltd. (a)	58,969	1,024,881
	Wolverine World Wide, Inc.	25,038	454,189
			2,502,061
	Thrifts & Mortgage Finance 2.6%
	Anchor Bancorp Wisconsin, Inc.	6,795	13,726
	Bank Mutual Corp.	62,311	550,206
	Dime Community Bancshares	38,347	385,387
	ESSA Bancorp, Inc.	9,110	121,527
	First Financial Holdings, Inc.	62,226	942,102
	First Niagara Financial Group, Inc.	41,142	537,315
	Flushing Financial Corp.	91,712	726,359
	Guaranty Financial Group, Inc. (a)	314,374	490,423
			3,767,045
	Tobacco 0.2%
	Alliance One International, Inc. (a)	140,529	337,270

	Trading Companies & Distributors 1.1%
	Aircastle, Ltd.	98,701	402,700
	Applied Industrial Technologies, Inc.	67,000	1,057,930
	Kaman Corp. Class A	5,759	109,939
			1,570,569
	Wireless Telecommunication Services 1.0%
	Syniverse Holdings, Inc. (a)	73,447	995,941
	USA Mobility, Inc. (a)	46,853	495,236
			1,491,177
	Total Common Stocks (Cost $200,873,316)		135,912,804
		Principal Amount	Value
	Short-Term Investments 0.8%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.05%, dated 1/30/09 due 2/2/09 Proceeds at Maturity $25,632 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 5/21/09, with a Principal Amount of $30,000 and a Market Value of $29,976)	$25,632	25,632
	Total Repurchase Agreement (Cost $25,632)		25,632
	U.S. Government 0.8%
	United States Treasury Bill 0.11%, due 4/23/09 (b)	1,100,000	1,099,530
	Total U.S. Government (Cost $1,099,721)		1,099,530
	Total Short-Term Investments (Cost $1,125,353)		1,125,162

	Total Investments (Cost $201,998,669) (c)	94.0%	137,037,966
	Cash and Other Assets,
Less Liabilities		6.0	8,716,115
	Net Assets	100.0%	$145,754,081

¤	Among the Fund's 10 largest holdings, as of January 31, 2009, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Interest rate presented is yield to maturity.
(c)	At January 31, 2009, cost is $206,466,874 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$5,603,065
	Gross unrealized depreciation	(75,031,973)

	Net unrealized depreciation	$(69,428,908)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$135,912,804
Level 2 - Other Significant Observable Inputs	1,125,162
Level 3 - Significant Unobservable Inputs	-
Total	$137,037,966

The Fund did not hold other financial instruments as of January 31, 2009.

At January 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Eclipse Funds

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) January 31, 2009

SECURITIES VALUATION.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund’s Manager, in consultation with the Fund's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange on each day the Fund is open for business ("valuation date").

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their net asset value ("NAV") as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature 60 days or less are valued at amortized cost.  The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2009, the MainStay Balanced Fund held securities with a value of $18, that were valued in such a manner.

The Funds adopted Financial Accounting Standards Board (the “FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157"), effective for the fiscal year beginning November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as January 31, 2009, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS
By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date: March 30, 2009

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date: March 30, 2009